Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves
Capital and reserves

11          Capital and reserves

(a)	Share capital

In December 2020, the General meeting of the Company’s shareholders approved, subject to the consummation of the Company’s initial public offering (IPO), effective immediately prior to such offering, to revise the Company’s ordinary shares to have no par value, as well as to carry out a share split of 1:10, in the form of issuing benefit shares (nine ordinary shares to be issued for each existing ordinary share).

In February 2021, the Company completed its initial public offering of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters' option), at an offering price of US$15.00 per share, for gross consideration of $225 million ($204 million, after deducting underwriting discounts and commissions and other offering costs). Accordingly, these financial statements reflect the abovementioned share split retrospectively, in all presented periods.

	2021	2020
Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	100,000,000	100,000,000
Issued in consideration of cash (public offering)	15,000,000
Exercise of share options (cashless)	4,743,188
Balance at the end of the year	119,743,188	100,000,000
Ordinary shares – in US$’000’s	—	88
– in NIS’000’s	—	300

As at December 31, 2021 the authorised share capital is comprised of 350,000,001 ordinary shares, with no par value.

The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at meetings of the Company. All shares rank equally in respect to interests the Company, including in respect to the Company’s residual assets, except as disclosed in (b) below.

In respect of dividends distributed during 2021, see Note 1(b).

(b)	Special State Share

The issued and paid-up share capital includes one share which is a Special State Share.

In the framework of the process of privatising the Company, all the State of Israel’s holdings in the Company (about 48.6%) were acquired by The Israel Corporation (as later transferred to Kenon holdings Ltd.) pursuant to an agreement from February 5, 2004. As part of the process, the Company allotted to the State of Israel a Special State Share so that it could protect the vital interests of the State.

On July 14, 2014 the State and the Company have reached a settlement agreement (the “Settlement Agreement”) that has been validated as a judgment by the Supreme Court. The Settlement Agreement provides, inter alia, the following arrangement shall apply: State’s consent is required to any transfer of the shares in the Company which confers on the holder a holding of 35% and more of the Company’s share capital. In addition, any transfer of shares which confers on the holders a holding exceeding 24% but not exceeding 35%, shall require a prior notice to the State. To the extent the State determines that the transfer involves a potential damage to the State’s security or any of its vital interests or if the State did not receive the relevant information in order to formulate a decision regarding the transfer, the State shall be entitled to inform, within 30 days, that it objects to the transfer, and it will be required to reason its objection. In such an event, the transferor shall be entitled to approach a competent court on this matter.

The Special State Share is non-transferable; its rights are described in the new Company’s Articles of Association.

Except for the rights attached to the said share, it does not confer upon its holder voting rights or any share capital related rights.

11	Capital and reserves (cont’d)
(c)Share-Based Compensation Arrangements

2018 Grant

During 2018 the Company granted certain senior managers with options (see also Note 13(i)), according to the below terms (also reflecting the above-mentioned share split):

		Number of		Contractual
Grant date	Instrument terms	instruments	Vesting Terms	life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date, adjusted to future dividends.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years

The weighted average fair value of options on grant date was $3.62, measured using the Black-Scholes model, based on the following measurement inputs:

Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

In December 2021, the Company's Board of Directors, as well as the General meeting of the Company's shareholders, approved the vesting acceleration of the then remaining unvested options, according to which all such options became fully vested on or prior to December 13, 2021.

As at December 31, 2021, the number of outstanding and exercisable options was 167,500.

2021 Grant

During the first quarter of 2021, further to prior approvals of the Company’s Compensation committee, Audit committee and Board of Directors, and concurrently with the consummation of the Company’s initial public offering, the Company granted a senior member of the Company’s Management with options exercisable to its ordinary shares, according to the below terms:

Grant date	Instrument terms	Number of	Vesting Terms	Contractual
		instruments		life
January 27, 2021	Each option is exercisable into one ordinary share, at the exercise price per the offering price of US$ 15.00, adjusted to future dividends.	546,822	25% of the options shall vest upon the first anniversary of the grant date with the remaining options vesting in equal quarterly portions over the following three years period.	5 years

11      Capital and reserves (cont’d)
(c)	Share-Based Compensation Arrangements (cont’d)

The weighted average fair value of the option on grant date was US$ 5.32, measured using the Black & Scholes model, based on the following measurement inputs:

Share price on grant date	USD 15.00
Exercise price	USD 15.00
Expected volatility	40.2%
Expected life	5 years
Expected dividends	0%
Risk-free interest rate	0.46%

Reconciliation of outstanding share options

	2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	Options	exercise price	Options	exercise price
Outstanding at the beginning of the period	4,990,000	1.00	4,990,000	1.00
Granted during the year	546,822	15.00
Exercised during the year	(4,822,500)	0.75
Outstanding at the end of the period	714,322	8.04	4,990,000	1.00

Exercisable at the end of the period	167,500	0.00	2,495,000	1.00

Options’ exercise price is adjusted in respect of dividend distributions.

The weighted average share price at the date of exercise for share options exercised in 2021 was US$46.34.

The weighted average contractual life of the outstanding options as of December 31, 2021 was 3.71 years.

During the year ended December 31, 2021, 2020 and 2019, the Company recorded expenses related to share-based compensation arrangements (including in respect of accelerated vesting of options) of US$20,771 thousands, US$490 thousands and US$707 thousands, respectively.

In March 2022, the Board of directors approved a grant of share options to officers, directors and employees of approximately 2,228,375 options. Grants to the Company’s Chief executive officer and directors are subject to shareholders’ approval.

11	Capital and reserves (cont’d)

(d)Earnings (Loss) per share

Basic and diluted earnings (loss) per share

	2021	2020	2019

	US$’000
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings (loss) per share	4,640,305	517,961	(18,149)
Number of outstanding shares at the beginning of the period	100,000,000	100,000,000	100,000,000
Effect of shares issued during the period	13,712,329
Effect of share options exercised	1,393,175
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	115,105,504	100,000,000	100,000,000
Effect of share options outstanding	3,828,219	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	118,933,723	104,530,892	100,000,000

In the year ended December 31, 2019, options for 4,990,000 ordinary shares, granted to certain senior managers (see above) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.